Share-Based Compensation - Schedule of Key Assumptions Recorded Stock-Based Compensation Expense for Options (Details) - $ / shares		Aug. 15, 2024	Jan. 03, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	[1]	3.91%	3.92%
Expected volatility	[1]	111.35%	101.90%
Expected dividend yield	[1]	0.00%	0.00%
Exercise multiple	[1]	$ 1.5	$ 1.5
Fair value of underlying ordinary shares	[1]	0.75	6.15
Fair value of option	[1]	$ 0.1463	$ 1.3057

[1]	One option can be exchanged for one ninth of ADS after the one-for-nine reverse ADS split.